SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Network and IT costs	$ 162	$ 140	$ 124
Personnel costs	127	89	86
Customer associated costs	53	41	39
Consulting, professional and other services	33	14	5
Taxes, other than income taxes	8	9	7
Facility and office supplies	4	6	9
Losses on receivables	2	2	2
Other	4	4	12
Total selling, general and administrative expenses	$ 393	$ 305	$ 284